UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-226943-08

Central Index Key Number of the issuing entity:    0001818254

DBJPM 2020-C9 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-226943

Central Index Key Number of the depositor:     0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

German American Capital Corporation
(Central Index Key Number 0001541294)
(Exact name of sponsor as specified in its charter)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)
(Exact name of sponsor as specified in its charter)

BSPRT CMBS Finance, LLC
(Central Index Key Number 0001722518
(Exact name of sponsor as specified in its charter)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)
(Exact name of sponsor as specified in its charter)

Helaine M. Kaplan, (212) 250-5270
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 17, 2020

DEUTSCHE MORTGAGE & ASSET RECEIVING CORPORATION (Depositor)

By:	/s/ Helaine Kaplan
Name: Helaine Kaplan Title: President
By:	/s/ Natalie Grainger
Name: Natalie Grainger Title: Director

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)